UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
MONEY MARKET TRUST

WESTERN ASSET AMT TAX FREE MONEY
MARKET FUND

FORM N-Q
NOVEMBER 30, 2008

Western Asset AMT Tax Free Money Market Fund

Schedule of Investments (unaudited)	November 30, 2008

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 98.8%
Education — 13.9%
$400,000	Berea, KY, Educational Facilities Revenue, Berea College Project, 1.350%,
	12/1/08 (a)	$400,000
400,000	Houston, TX, Higher Education Finance Corp. Revenue, William Marsh Rice
	University Project, 0.800%, 12/1/08 (a)	400,000
400,000	Iowa Higher Education Loan Authority Revenue, Private College, University
	of Dubuque, LOC-Northern Trust Co., 1.200%, 12/1/08 (a)	400,000
400,000	Kansas City, MO, IDA, Revenue, Ewing Marion Kauffman, 1.200%, 12/1/08 (a)	400,000
200,000	Lombard, IL, Revenue, National University Health Sciences Project, LOC-
	JPMorgan Chase, 0.900%, 12/4/08 (a)	200,000
100,000	Oakland University Revenue, MI, LOC-Allied Irish Bank PLC, 0.950%,
	12/3/08 (a)	100,000
	Total Education	1,900,000
Finance — 5.1%
500,000	New York City, NY, TFA, Future Tax Secured, Subordinated, SPA-
	Landesbank Hessen-Thuringen, 0.750%, 12/1/08 (a)	500,000
200,000	North Carolina Capital Facilities Finance Agency, Lees-McRae College,
	LOC-Branch Banking & Trust, 0.950%, 12/4/08 (a)	200,000
	Total Finance	700,000
General Obligation — 12.5%
310,000	Manheim Township School District, PA, GO, FSA, SPA-Royal Bank of
	Canada, 3.000%, 12/4/08 (a)	310,000
200,000	New York City, NY, GO, Series H, Subordinated Series H-7, LOC-KBC
	Bank N.V., 0.800%, 12/1/08 (a)	200,000
400,000	North Carolina State, GO, SPA-Bayerische Landesbank, 0.950%, 12/3/08 (a)	400,000
300,000	Ohio State, GO, Refunding, 0.450%, 12/3/08 (a)	300,000
500,000	Oregon State GO, Veterans Welfare, SPA-Dexia Credit Local, 1.750%,
	12/3/08 (a)	500,000
	Total General Obligation	1,710,000
Hospitals — 15.2%
	Allegheny County, PA, IDA:
130,000	Little Sisters of the Poor Project, LOC-PNC Bank N.A., 0.780%, 12/4/08 (a)	130,000
400,000	Health & Housing Facilities Revenue, Longwood at Oakmont Inc., LOC-
	Allied Irish Bank PLC, 1.300%, 12/1/08 (a)	400,000
275,000	Connecticut State, HEFA Revenue, Health Care Capital Asset, LOC-Fleet
	National Bank, 0.880%, 12/3/08 (a)	275,000
400,000	Lynchburg, VA, IDA Revenue, Centra Health Inc., MBIA, LOC-Branch
	Banking & Trust, 0.950%, 12/4/08 (a)	400,000
275,000	Medford, OR, Hospital Facilities Authority Revenue, Cascade Manor Project,
	LOC-KBC Bank N.V., 0.850%, 12/1/08 (a)	275,000
600,000	Murray City, UT, Hospital Revenue, IHC Health Services Inc., 0.400%,
	12/4/08 (a)	600,000
	Total Hospitals	2,080,000
Industrial Development — 5.3%
325,000	Bucks County, PA, IDA, Revenue, LOC-Citizens Bank, 0.900%, 12/4/08 (a)	325,000
400,000	Mississippi Business Finance Corp., Gulf Opportunity Zone, Chevron USA
	Inc. Project, 0.800%, 12/1/08 (a)	400,000
	Total Industrial Development	725,000
Miscellaneous — 4.4%
600,000	District of Columbia, Revenue, The Pew Charitable Trusts, LOC-PNC Bank
	N.A., 0.780%, 12/4/08 (a)	600,000

See Notes to Schedule of Investments.

Western Asset AMT Tax Free Money Market Fund

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face
Amount	Security	Value
Pollution Control — 9.5%
$200,000	Durham County, NC, Industrial Facilities & Pollution Control Financing
	Authority Revenue, LOC-SunTrust Bank, 1.030%, 12/4/08 (a)	$200,000
400,000	Lawrenceburg, IN, PCR, Indiana Michigan Power Co., Project, LOC-Royal
	Bank of Scotland, 0.950%, 12/4/08 (a)	400,000
300,000	Montgomery, AL, IDB, Pollution Control & Solid Waste Disposal, General
	Electric Co. Project, 0.650%, 12/1/08 (a)	300,000
400,000	Sweetwater County, WY, PCR, Refunding, Pacificorp Project, LOC-Barclays
	Bank PLC, 0.850%, 12/1/08 (a)	400,000
	Total Pollution Control	1,300,000
Public Facilities — 11.0%
400,000	Bremerton, WA, Kitsap Regional Conference Center, LOC-Bank of America
	N.A., 0.970%, 12/4/08 (a)	400,000
100,000	Charlotte, NC, COP, Governmental Facilities, SPA-Bank of America N.A.,
	0.950%, 12/4/08 (a)	100,000
400,000	Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North
	Redevelopment Project, Senior Lien, LOC-Bank of New York, 1.120%,
	12/3/08 (a)	400,000
600,000	Tulalip Tribes of the Tulalip Reservation, WA, Revenue, Refunding Capital
	Projects, LOC- Wells Fargo Bank N.A., 0.970%, 12/4/08 (a)	600,000
	Total Public Facilities	1,500,000
Tax Allocation — 2.9%
400,000	Nassau County, NY, Interim Finance Authority, Sales Tax Secured, SPA-
	BNP Paribas, 0.700%, 12/3/08 (a)	400,000
Transportation — 5.9%
400,000	Chicago, IL, O'Hare International Airport Revenue, LOC-Landesbank Baden-
	Wurttenberg, 1.050%, 12/3/08 (a)	400,000
400,000	Massachusetts Bay Transportation Authority, GO, General Transportation
	System, SPA-Landesbank Baden-Wurttemberg, 1.200%, 12/3/08 (a)	400,000
	Total Transportation	800,000
Utilities — 7.3%
400,000	Gainesville, FL, Utilities System Revenue, SPA-SunTrust Bank, 1.050%,
	12/1/08 (a)	400,000
200,000	Houston, TX, Utility System Revenue, Refunding, First Lien, LOC-Bank of
	America N.A., Bank of New York, Dexia Credit Local, State Street Bank
	& Trust Co., 1.500%, 12/4/08 (a)	200,000
400,000	Southeast Alabama Gas District, Alabama Revenue, SPA-Societe Generale,
	0.920%, 12/1/08 (a)	400,000
	Total Utilities	1,000,000
Water & Sewer — 5.8%
400,000	JEA District, FL, Water & Sewer System Revenue, SPA-Banco Bilbao
	Vizcaya, 0.650%, 12/3/08 (a)	400,000
400,000	Suffolk County, NY, Water Authority, BAN, SPA-Bank of Nova Scotia,
	0.700%, 12/3/08 (a)	400,000
	Total Water & Sewer	800,000
	TOTAL INVESTEMENTS — 98.8% (Cost — $13,515,000#)	13,515,000
	Other Assets in Excess of Liabilities — 1.2%	163,628

	TOTAL NET ASSETS — 100.0%	$13,678,628

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Western Asset AMT Tax Free Money Market Fund

Schedule of Investments (unaudited) (continued)	November 30, 2008

Abbreviations used in this schedule:
BAN -	Bond Anticipation Notes
COP -	Certificate of Participation
FSA -	Financial Security Assurance - Insured Bonds
GO -	General Obligation
HEFA -	Health & Educational Facilities Authority
IDA -	Industrial Development Authority
IDB -	Industrial Development Board
LOC -	Letter of Credit
MBIA -	Municipal Bond Investors Assurance Corporation - Insured Bonds
PCR -	Pollution Control Revenue
SPA -	Standby Bond Purchase Agreement - Insured Bonds
TFA -	Transitional Finance Authority

Ratings Table†

S&P/Moody's/Fitch‡
A-1	68.0%
VMIG1	26.7
F1	3.0
Aa	2.3

100.0%

† As a percentage of total investments.
‡ S&P primary rating; Moody’s secondary, then Fitch.
See pages 4 and 5 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC and CC	—
Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset AMT Tax Free Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the "Trust"). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective September 16, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The fair value of these securities may be different than the amortized cost value reported in the Schedule of Investments for the Fund. As of the date of this report, the fund continued to meet the requirements of Rule 2a-7 that permit the Fund to utilize amortized cost to value its securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	November 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$13,515,000	—	$13,515,000	—

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 23, 2009

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: January 23, 2009